CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)
Current assets
Cash and cash equivalents	₪ 122,938	$ 33,709	[1]	₪ 137,466
Financial assets at fair value through profit or loss	123,189	33,778	[1]	102,163
Trade receivables, Net	171,331	46,979	[1]	160,379
Other receivables and prepaid expenses	7,384	2,025	[1]	10,164
Inventories, Net	98,234	26,936	[1]	62,475
Current tax assets	744	204	[1]	9,497
Total current assets	523,820	143,631	[1]	482,144
Non-current assets
Consolidated cost	168,217	46,125	[1]	122,222
Less -accumulated depreciation	58,349	15,999	[1]	55,636
Property, plant, and equipment	109,868	30,126	[1]	66,586
Right of use assets, net	4,814	1,320	[1]	2,124
Financial assets at fair value through profit or loss	47,842	13,118	[1]	46,143
Goodwill	36	10	[1]	36
Total non-current assets	162,560	44,574	[1]	114,889
Total assets	686,380	188,205	[1]	597,033
Current liabilities
Current maturities of lease liabilities	2,179	597	[1]	1,512
Trade payables	28,203	7,734	[1]	21,622
Employees Benefits	4,532	1,243	[1]	4,193
Other payables and accrued expenses	25,015	6,859	[1]	10,854
Total current liabilities	59,929	16,433	[1]	38,181
Non-current liabilities
Lease liabilities	2,521	691	[1]	694
Deferred taxes	9,888	2,711	[1]	4,868
Retirement benefit obligation	1,102	302		1,055
Total non-current liabilities	13,511	3,704	[1]	6,617
Shareholders' equity
Share capital	1,491	409	[1]	1,490
Additional paid in capital	173,062	47,453	[1]	172,589
Re-measurement of the net liability in respect of defined benefit	(256)	(70)	[1]	(154)
Capital fund	247	68	[1]	247
Retained earnings	439,024	120,380	[1]	378,691
Treasury shares	(628)	(172)	[1]	(628)
Equity attributable to Shareholders of the Company	612,940	168,068	[1]	552,235
Total equity and liabilities	₪ 686,380	$ 188,205	[1]	₪ 597,033

[1]	Convenience Translation into US Dollars.